Capital and reserves - Summary of pre-tax tax amounts of component of other comprehensive income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pre-tax
Currency translation differences (including reclassifications), Pre-tax		$ 6,973	$ (885)	$ (2,196)
Cash flow hedges (including reclassifications), pre-tax		677	(175)	41
Costs of hedging (including reclassifications), Pre-tax		86	(84)	64
Share of items relating to equity-accounted entities, net of tax, Pre-tax		402	44	312
Other, Pre-tax		0	0	0
Tax
Currency translation differences (including reclassifications), Tax		(120)	15	9
Cash flow hedges (including reclassifications), Tax		(6)	41	(10)
Costs of hedging (including reclassifications), Tax		17	8	(4)
Share of items relating to equity-accounted entities, net of tax, Tax		0	0	0
Other, Tax		(225)	1	71
Currency translation differences (including reclassifications), Net of tax		6,853	(870)	(2,187)
Cash flow hedges (including reclassifications), Net of tax		671	(134)	31
Costs of hedging (including reclassifications), Net of tax		103	(76)	60
Share of items relating to equity-accounted entities, net of tax, Net of tax	[1]	402	44	312
Other, Net of tax		(225)	1	71
Pre-tax
Remeasurements of the net pension and other post-retirement benefit liability or asset, Pre-tax	[1]	340	4,416	170
Cash flow hedges that will subsequently be transferred to the balance sheet, Pre-tax	[1]	(4)	1	7
Tax
Remeasurements of the net pension and other post-retirement benefit liability or asset, Tax		68	(1,317)	(105)
Cash flow hedges that will subsequently be transferred to the balance sheet, Tax		0	0	0
Remeasurements of the net pension and other post-retirement benefit liability or asset, Net of tax		408	3,099	65
Costs of hedges that will subsequently be transferred to the balance sheet		(4)	1	7
Other comprehensive income, Pre-tax		8,474	3,317	(1,602)
Other comprehensive income, Tax		(266)	(1,252)	(39)
Other comprehensive income	[1],[2]	$ 8,208	$ 2,065	$ (1,641)

[1]	See Note 32 for further information.
[2]	See Note 31 for further information.